Income Taxes (Reconciliation Of Provision For Income Taxes Attributable To Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
United States statutory income tax provision	$ 72.1	$ 78.0	$ 76.4
Income and losses for which no provision or benefit has been recognized	21.8	(3.0)	(7.8)
Foreign rate differential and other foreign tax expense	(9.9)	(32.0)	(6.1)
Income tax withholdings	9.8	13.1	8.8
Permanent items	4.2	4.3	5.0
Foreign currency devaluation		5.7
Enacted rate changes	8.4	4.1	2.0
Change in uncertain tax positions	6.1	1.0	4.0
Change in valuation allowances due to changes in judgment	(15.2)	(13.2)	(28.7)
Income tax credits, U.S.	(4.2)	0.4	(11.1)
Tax audit matters	(28.3)	0.1
Other		0.3	(0.2)
Total continuing operations provision for income taxes	$ 64.8	$ 58.8	$ 42.3